Business Units and Related Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Visa indemnified litigation benefit (charges) recorded	$ 0	$ 0	$ 23.1